Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and bank accounts	R$ 1,378,362	R$ 1,607,257
Cash equivalents	11,165,364	9,264,664
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Cash and bank accounts	296,529	160,310
Cash equivalents	R$ 5,223,293	4,881,537
Brazilian Reais [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Average rate	12.15%
Cash equivalents	R$ 4,727	4,676
Brazilian Reais [Member] | Offshore Note [Member]
IfrsStatementLineItems [Line Items]
Average rate	11.18%
Cash equivalents	R$ 1,501,608
Brazilian Reais [Member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Average rate	12.16%
Cash equivalents	R$ 3,716,958	4,876,861
SAR [Member]
IfrsStatementLineItems [Line Items]
Cash and bank accounts	256,879	307,151
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash and bank accounts	R$ 630,990	768,868
United States of America, Dollars | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Average rate	5.22%
Cash equivalents	R$ 2,721,270	2,069,531
United States of America, Dollars | Overnight [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	1,582	17,570
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Cash and bank accounts	16,995	24,506
TRY [Member]
IfrsStatementLineItems [Line Items]
Cash and bank accounts	6,348	93,641
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash and bank accounts	170,621	252,781
Cash equivalents	R$ 4,563,709	2,775,870
Others Currencies [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Average rate	5.42%
Cash equivalents	R$ 959,103	612,110
Others Currencies [Member] | Term Deposit One [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 881,754	R$ 76,659